UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	April 30,2008
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   60
Form 13F Information Table Value Total:   127750 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3241    40945 SH       SOLE                    39195              1750
AGILENT TECH INC               COM              00846u101     1785    59855 SH       SOLE                    57355              2500
ALEXANDER & BALDWIN INC        COM              014482103     1639    38040 SH       SOLE                    35640              2400
AMER INTL GROUP INC            COM              026874107     1090    25198 SH       SOLE                    24898               300
AMERICAN EXPRESS CO            COM              025816109     2726    62344 SH       SOLE                    61444               900
APACHE CORP                    COM              037411105      707     5850 SH       SOLE                     4550              1300
APPLIED BIOSYSTEMS             COM              038020103     2434    74065 SH       SOLE                    71565              2500
APPLIED MATERIALS INC          COM              038222105     1906    97685 SH       SOLE                    92685              5000
AT&T INC COM                   COM              00206r102     1640    42830 SH       SOLE                    42830
AUTODESK INC                   COM              052769106      944    30000 SH       SOLE                    30000
AUTOMATIC DATA PROC INC        COM              053015103     1688    39825 SH       SOLE                    39025               800
BERKSHIRE HATHAWAY CL B        COM              084670207     3162      707 SH       SOLE                      692                15
BOEING CO                      COM              097023105     1815    24402 SH       SOLE                    23552               850
BOSWELL JG CO COM              COM              101205102      486      531 SH       SOLE                                        531
CATERPILLAR INC                COM              149123101     3084    39398 SH       SOLE                    38398              1000
CHEVRON CORP NEW               COM              166764100      251     2945 SH       SOLE                     2945
CHUBB CORP                     COM              171232101     2610    52750 SH       SOLE                    49950              2800
COCA COLA CO                   COM              191216100     3029    49765 SH       SOLE                    47515              2250
CONOCOPHILLIPS                 COM              20825c104     3098    40647 SH       SOLE                    40347               300
CONSTELLATION ENERGY GROUP     COM              210371100      683     7735 SH       SOLE                     7735
COSTCO WHOLESALE CORP          COM              22160k105     2833    43609 SH       SOLE                    42609              1000
DEERE & COMPANY                COM              244199105     3504    43559 SH       SOLE                    42559              1000
DISNEY WALT CO                 COM              254687106     2763    88053 SH       SOLE                    86053              2000
DOMINION RESOURCES INCVA  NEW  COM              25746u109      372     9110 SH       SOLE                     6110              3000
DOW CHEMICAL CO                COM              260543103      981    26609 SH       SOLE                    26609
DU PONT E I DE NEMOURS& CO     COM              263534109     2843    60810 SH       SOLE                    58110              2700
ESTEE LAUDER COMPANIESINC CL A COM              518439104     2240    48860 SH       SOLE                    46960              1900
EXELON CORP                    COM              30161n101      293     3609 SH       SOLE                     2259              1350
EXXON MOBIL CORP               COM              30231g102     3878    45847 SH       SOLE                    44947               900
FARMERS & MERCHANTS BANKLONG B COM              308243104      462       70 SH       SOLE                                         70
FEDEX CORP                     COM              31428x106     2361    25482 SH       SOLE                    24932               550
GENERAL ELECTRIC CO            COM              369604103     3570    96463 SH       SOLE                    94963              1500
HOME DEPOT INC                 COM              437076102     1311    46870 SH       SOLE                    46370               500
INTEL CORP                     COM              458140100     2880   135968 SH       SOLE                   131468              4500
INTL BUSINESS MACH             COM              459200101     2407    20904 SH       SOLE                    20704               200
INTUIT INC                     COM              461202103     1353    50101 SH       SOLE                    49351               750
JOHNSON & JOHNSON              COM              478160104     2471    38087 SH       SOLE                    36837              1250
KELLOGG COMPANY                COM              487836108     2149    40880 SH       SOLE                    39080              1800
LILLY ELI & CO                 COM              532457108     3016    58460 SH       SOLE                    55810              2650
LINCOLN NATIONAL CORPIND       COM              534187109     1645    31641 SH       SOLE                    30834               807
MANPOWER INC WIS               COM              56418h100     1532    27232 SH       SOLE                    26632               600
MEDTRONIC INC                  COM              585055106     2933    60636 SH       SOLE                    57936              2700
MICROSOFT CORP                 COM              594918104     4016   141511 SH       SOLE                   136511              5000
MILLIPORE CORP                 COM              601073109     1949    28909 SH       SOLE                    28109               800
NEWS CORP CL A                 COM              65248e104     2140   114150 SH       SOLE                   111450              2700
NOBLE ENERGY INC               COM              655044105     2999    41200 SH       SOLE                    40100              1100
NORDSTROM INC                  COM              655664100      981    30086 SH       SOLE                    30086
NOVARTIS ADR                   COM              66987v109     1891    36907 SH       SOLE                    36507               400
PROCTER & GAMBLE CO            COM              742718109     4060    57936 SH       SOLE                    56236              1700
SCHLUMBERGER LTD               COM              806857108     3489    40101 SH       SOLE                    39201               900
SIGMA ALDRICH CORP             COM              826552101     2811    47125 SH       SOLE                    45925              1200
SONY CORP ADR NEW              COM              835699307     1600    39940 SH       SOLE                    38840              1100
STATE STREET CORP              COM              857477103     2231    28237 SH       SOLE                    26637              1600
SYSCO CORP                     COM              871829107     1942    66934 SH       SOLE                    64184              2750
TEXAS INSTRUMENTS INC          COM              882508104      796    28165 SH       SOLE                    28165
WACHOVIA CORPORATION COM       COM              929903102     2012    74505 SH       SOLE                    72505              2000
WAL-MART STORES INC            COM              931142103     3972    75403 SH       SOLE                    72453              2950
WASHINGTON POST CO CLB         COM              939640108     1601     2420 SH       SOLE                     2350                70
WELLS FARGO & CO NEW           COM              949746101     1203    41331 SH       SOLE                    40031              1300
WEYERHAEUSER CO                COM              962166104     2241    34456 SH       SOLE                    33656               800
Report Summary		     60 Data Records    (X1000)    127750 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED